Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (29,025)	$ (15,894)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	130	164
Stock-based compensation	2,275	2,373
Change in fair value of warrant liability	(1,335)	(6,728)
Operating lease, net	92	96
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(857)	431
Accounts payable	731	235
Accrued expenses and other current liabilities	350	372
Net cash used in operating activities	(27,639)	(18,951)
Cash flows from investing activities:
Purchase of fixed assets	(67)	(19)
Net cash used in investing activities	(67)	(19)
Cash flows from financing activities:
Proceeds from exercise of warrants	0	63
Payment of tax liability for vested restricted stock units	(23)	(23)
Proceeds from sale of common stock, net of issuance costs	0	74,684
Net cash provided by (used in) financing activities	(23)	74,724
Effect of exchange rate changes on cash and cash equivalents	(29)	(24)
Net change in cash and cash equivalents	(27,758)	55,730
Cash and cash equivalents, at beginning of year	70,903	15,173
Cash and cash equivalents, at end of year	$ 43,145	$ 70,903